Document And Entity Information	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity Registrant Name	ServiceTitan, Inc.
Entity Central Index Key	0001638826
Entity Emerging Growth Company	true
Entity File Number	001-42434
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0331862
Entity Address, Address Line One	801 N Brand Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	(855)
Local Phone Number	899-0970
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	TTAN
Security Exchange Name	NASDAQ